Label	Element	Value
American Funds® Growth-Income SAST Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Growth-Income SAST Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Portfolio and the Master Growth-Income Fund (as defined herein).
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. The Example reflects the aggregate expenses of both the Master Growth-Income Fund and the Portfolio and assumes that the contractual waiver of SunAmerica’s advisory fee continues for all periods shown. Although your actual costs may be higher or lower, based on these assumptions and the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio described in this Prospectus operates as a “feeder fund” and attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the American Funds Insurance Series® Growth-Income Fund (the “Master Growth-Income Fund”), a portfolio offered by American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Growth-Income Fund seeks to make investors’ investments grow and provide them with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. It may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Investment of the Portfolio’s assets in the Master Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Growth-Income Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Risks of Investing in Equity Securities. The Portfolio invests primarily (through its investment in the Master Growth-Income Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well in circumstances under which “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Growth-Income Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

Risks of Investing in Growth Stocks. Growth stocks are historically volatile, which will affect the Master Growth-Income Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Risk of Income-Oriented Stocks. Changes in dividend policies or the availability of capital resources may reduce the income from companies in which the Master Growth-Income Fund invests.

Risk of Foreign Exposure. The Master Growth-Income Fund may invest in foreign securities. Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Foreign investments will also be affected by local political, social or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks may be heightened to the extent the Master Growth-Income Fund invests in emerging markets.

Market Risk. The Portfolio’s or the Master Growth-Income Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the Master Growth-Income Fund’s investment adviser’s assessment of issuers held in the Master Growth-Income Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Master Growth-Income Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Master-Feeder Structure. Other “feeder” funds may also invest in the Master Growth-Income Fund. As shareholders of the Master Growth-Income Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Growth-Income Fund. Feeder funds with a greater pro rata ownership in the Master Growth-Income Fund could have effective voting control of the operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Portfolio.

You should also refer to the Master Growth-Income Fund’s prospectus that you received along with your Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Growth-Income Fund are available free of charge upon request.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance in the bar chart and table below provide some indication of the risks of investing in the Portfolio. Remember, however, that the past performance of the Portfolio is not necessarily an indication of how it will perform in the future. No performance is shown for Class 1 shares because Class 1 shares do not have annual returns for a full calendar year. As a result, the bar chart and table give you a picture of the long-term performance for Class 3 shares of the Portfolio. The performance of Class 1 shares would be substantially similar to Class 3 shares and differ only to the extent that Class 1 shares and Class 3 shares have different expenses. The table shows the average annual total returns of Class 3 shares of the Portfolio for certain time periods compared to the returns of the S&P 500® Index. The returns shown in the bar chart and table do not include charges that will be imposed by the Variable Contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance in the bar chart and table below provide some indication of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that the past performance of the Portfolio is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 3 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by the Variable Contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the 10-year period shown in the bar chart, the highest return for a quarter was 15.94% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.06% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.06%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2016)
American Funds® Growth-Income SAST Portfolio | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
American Funds® Growth-Income SAST Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.12%	[1]
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.58%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance is shown for Class 1 shares because Class 1 shares do not have annual returns for a full calendar year.
American Funds® Growth-Income SAST Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.12%	[1]
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.83%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Annual Return 2007	rr_AnnualReturn2007	4.58%
Annual Return 2008	rr_AnnualReturn2008	(38.05%)
Annual Return 2009	rr_AnnualReturn2009	30.88%
Annual Return 2010	rr_AnnualReturn2010	11.04%
Annual Return 2011	rr_AnnualReturn2011	(2.08%)
Annual Return 2012	rr_AnnualReturn2012	17.08%
Annual Return 2013	rr_AnnualReturn2013	33.12%
Annual Return 2014	rr_AnnualReturn2014	10.28%
Annual Return 2015	rr_AnnualReturn2015	1.17%
Annual Return 2016	rr_AnnualReturn2016	11.16%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.95%

[1]	Amounts reflect the total expenses of the Portfolio and the Master Growth-Income Fund (as defined herein).
[2]	SunAmerica Asset Management, LLC ("SunAmerica") has entered into a contractual agreement with SunAmerica Series Trust (the "Trust") under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue indefinitely as long as the Portfolio is part of a master-feeder fund structure and cannot be reduced or eliminated without Board approval.